United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/17

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated Prudent DollarBear Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—70.7%
		Sovereign—70.7%
EUR 2,100,000	[1]	Belgium, Government of, Unsecd. Note, 0.00%, 8/10/2017	$2,400,081
CAD 3,400,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 9/7/2017	2,618,482
3,300,000	[1]	Canada, Government of, Unsecd. Note, 0.00%, 9/21/2017	2,540,832
EUR 2,100,000	[1]	France, Government of, Sr. Unsecd. Note, 0.00%, 10/25/2017	2,402,213
2,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 8/30/2017	2,856,865
1,500,000	[1]	Italy, Government of, Unsecd. Note, 0.00%, 9/29/2017	1,715,048
JPY 280,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 8/10/2017	2,489,651
270,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 9/4/2017	2,400,894
270,000,000	[1]	Japan, Government of, Sr. Unsecd. Note, 0.00%, 9/19/2017	2,400,994
EUR 2,100,000	[1]	Netherlands, Government of, Unsecd. Note, 0.00%, 7/31/2017	2,399,494
2,100,000	[1]	Spain, Government of, Unsecd. Note, 0.00%, 10/13/2017	2,401,101
SEK 18,200,000	[1]	Sweden, Government of, Sr. Unsecd. Note, 0.00%, 9/20/2017	2,164,134
CHF 1,900,000	[1]	Switzerland, Government of, Unsecd. Note, 0.00%, 9/14/2017	1,984,550
GBP 1,700,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 10/30/2017	2,212,369
2,000,000	[1]	United Kingdom, Government of, Unsecd. Note, 0.00%, 11/13/2017	2,602,355
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $34,694,300)	35,589,063
		CORPORATE BONDS—25.2%
		Automotive—2.1%
EUR 914,000		Volvo Treasury AB, Sr. Unsecd. Note, Series EMTN, 0.12%, 9/11/2017	1,044,336
		Banking—12.9%
2,150,000		Bank of America Corp., Series EMTN, 0.509%, 3/28/2018	2,459,409
GBP 1,314,000		Cooperatieve Rabobank UA, Sr. Unsecd. Note, 3.25%, 11/1/2017	1,726,006
EUR 2,000,000		Deutsche Bank Aktiengesellschaft, Sr. Unsecd. Note, Series EMTN, 5.125%, 8/31/2017	2,303,675
		TOTAL	6,489,090
		Finance - Automotive—3.4%
1,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series EMTN, 0.00%, 9/8/2017	1,142,641
500,000	[1]	Volkswagen Leasing GmbH, Sr. Unsecd. Note, Series EMTN, 0.00%, 8/11/2017	571,082
		TOTAL	1,713,723
		Financial Intermediaries—3.4%
1,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series EMTN, 0.221%, 7/27/2017	1,713,760
		Telecommunications & Cellular—3.4%
1,500,000	[1]	Telefonica Emisiones SAU, Sr. Unsecd. Note, Series EMTN, 5.811%, 9/5/2017	1,731,032
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,104,969)	12,691,941
		PURCHASED PUT OPTION—0.0%
NZD 2,400,000		BNP Paribas, NZD PUT/USD CALL, Strike Price $0.7277, Expiration Date 7/5/2017 (IDENTIFIED COST $7,702)	2,292
		INVESTMENT COMPANY—4.3%
2,193,764	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[3] (IDENTIFIED COST $2,193,816)	2,194,203
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $49,000,787)[4]	50,477,499
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(113,114)
		TOTAL NET ASSETS—100%	$50,364,385

The average market value of purchased options held by the Fund throughout the period was $4,306. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At June 30, 2017, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/11/2017	JPMorgan	700,000 AUD	9,921,990 MXN	$(5,151)
8/11/2017	JPMorgan	700,000 AUD	10,066,596 MXN	$(13,063)
8/11/2017	JPMorgan	2,000,000 AUD	$1,517,271	$19,066
8/11/2017	JPMorgan	1,000,000 AUD	$757,796	$10,372
8/11/2017	Citibank	450,000 EUR	9,143,100 MXN	$14,892
8/11/2017	Citibank	250,000 EUR	5,079,500 MXN	$8,274
8/11/2017	Bank of America	1,000,000 EUR	4,235,821 PLN	$1,948
8/11/2017	JPMorgan	4,730,000 EUR	$5,299,700	$115,052
8/11/2017	Morgan Stanley	1,900,000 EUR	$2,174,474	$585
8/11/2017	JPMorgan	1,900,000 EUR	$2,174,332	$727
8/11/2017	JPMorgan	1,200,000 EUR	$1,359,186	$14,535
8/11/2017	JPMorgan	800,000 GBP	1,458,222 NZD	$(24,350)
8/11/2017	JPMorgan	400,000 GBP	738,834 NZD	$(19,295)
8/11/2017	Citibank	500,000 GBP	$636,489	$15,633
8/11/2017	JPMorgan	1,500,000 NZD	$1,070,052	$28,284
8/11/2017	Citibank	16,275,500 RUB	$280,878	$(7,452)
8/11/2017	JPMorgan	$400,000	543,988 CAD	$(19,810)
8/11/2017	JPMorgan	$1,600,000	29,215,132 MXN	$1,531
8/11/2017	Bank of America	$1,600,000	29,915,200 MXN	$(36,773)
8/11/2017	JPMorgan	$500,000	28,720,750 RUB	$17,496
8/14/2017	JPMorgan	1,300,000 NZD	101,779,223 JPY	$45,137
8/14/2017	BNP Paribas	2,000,000 PLN	58,158,000 JPY	$21,487
8/14/2017	JPMorgan	$250,000	27,657,748 JPY	$3,610
Contracts Sold:
8/11/2017	Credit Agricole	2,000,000 AUD	$1,502,000	$(34,337)
8/11/2017	BNP Paribas	1,000,000 AUD	$746,790	$(21,378)
8/11/2017	Bank of America	700,000 AUD	9,948,890 MXN	$6,623
8/11/2017	JPMorgan	700,000 AUD	9,829,099 MXN	$69
8/11/2017	JPMorgan	1,900,000 EUR	$2,167,589	$(7,470)
8/11/2017	Morgan Stanley	1,900,000 EUR	$2,156,823	$(18,236)
8/11/2017	Barclays	1,200,000 EUR	$1,345,596	$(28,125)
8/11/2017	Citibank	1,200,000 EUR	$1,347,456	$(26,265)
8/11/2017	Bank of America	1,000,000 EUR	4,218,050 PLN	$(6,743)
8/11/2017	Bank of America	450,000 EUR	9,547,875 MXN	$7,254
8/11/2017	Bank of America	250,000 EUR	5,285,375 MXN	$2,991
8/11/2017	Goldman Sachs	800,000 GBP	1,503,850 NZD	$57,761
8/11/2017	JPMorgan	800,000 GBP	$1,027,718	$(15,677)
8/11/2017	JPMorgan	400,000 GBP	750,314 NZD	$27,701
8/11/2017	Natixis	1,500,000 NZD	$1,056,750	$(41,586)
8/11/2017	Citibank	16,275,500 RUB	$273,722	$296
8/11/2017	Bank of America	$800,000	15,009,174 MXN	$21,208
8/11/2017	BNP Paribas	$450,000	26,870,625 RUB	$1,422
8/11/2017	Citibank	$800,000	14,468,000 MXN	$(8,401)
8/11/2017	JPMorgan	$800,000	14,814,800 MXN	$10,573
8/11/2017	JPMorgan	$800,000	14,622,534 MXN	$54
8/11/2017	JPMorgan	$50,000	2,998,562 RUB	$375
8/14/2017	Credit Agricole	1,300,000 NZD	101,614,500 JPY	$(46,605)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
8/14/2017	BNP Paribas	2,000,000 PLN	59,219,644 JPY	$(12,030)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$62,209
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $375,154 and $298,438 respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
1	Zero coupon bond.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended June 30, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2016	9,797,986
Purchases/Additions	3,755,026
Sales/Reductions	(11,359,248)
Balance of Shares Held 6/30/2017	2,193,764
Value	$2,194,203
Dividend Income	$32,048
3	7-day net yield.
4	At June 30, 2017, the cost of investments for federal tax purposes was $49,000,787. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $1,476,712. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,569,064 and net unrealized depreciation from investments for those securities having an excess of cost over value of $92,352.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$35,589,063	$—	$35,589,063
Corporate Bonds	—	12,691,941	—	12,691,941
Purchased Put Option	—	2,292	—	2,292
Investment Company	2,194,203	—	—	2,194,203
TOTAL SECURITIES	$2,194,203	$48,283,296	$—	$50,477,499
Other Financial Instruments:[1]
Assets	$—	$454,956	$—	$454,956
Liabilities	—	(392,747)	—	(392,747)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$62,209	$—	$62,209
1	Other Financial Instruments are foreign exchange contracts.

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona

Federated Real Return Bond Fund
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURY—94.0%
	U.S. Treasury Bonds—27.9%
$2,126,900	U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$1,958,634
757,435	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	721,447
515,945	U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	515,890
2,360,453	U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,570,553
1,750,620	U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,951,243
854,100	U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,027,485
	TOTAL	8,745,252
	U.S. Treasury Notes—66.1%
2,086,900	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	2,088,304
2,088,140	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,091,621
1,547,415	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,545,278
1,080,260	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	1,078,320
754,020	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	750,434
2,118,520	U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,099,688
510,010	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	492,154
1,032,280	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	1,014,467
1,575,945	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,586,525
2,783,467	U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	2,735,044
2,619,675	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,657,856
771,743	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	776,905
1,117,700	U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,160,112
572,550	U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	597,035
	TOTAL	20,673,743
	TOTAL U.S. TREASURY (IDENTIFIED COST $29,288,793)	29,418,995
	INVESTMENT COMPANIES—5.9%[1]
683,123	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[2]	683,260
179,985	High Yield Bond Portfolio	1,160,901
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,816,923)	1,844,161
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $31,105,716)[3]	31,263,156
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	29,989
	TOTAL NET ASSETS—100%	$31,293,145
At June 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[5]United States Treasury Ultra Bond Short Futures	50	$8,293,750	September 2017	$9,575
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,033,047 and $11,257,469, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1

At June 30, 2017, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 6/30/2017[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Barclays Capital, Inc.	Series 27 Investment Grade CDX Index	Buy	1.00%	12/20/2021	0.49%	$4,000,000	$82,346	$60,306	$22,039
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,400,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net”.
1	Affiliated holdings.
Transactions involving the affiliated holdings during the period ended June 30, 2017, were as follows:
	Balance of Shares Held 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	300,280	9,778,099	(9,395,256)	683,123	$683,260	$2,389
High Yield Bond Portfolio	321,256	14,257	(155,528)	179,985	$1,160,901	$90,895
Total of Affiliated Transactions	621,536	9,792,356	(9,550,784)	863,108	$1,844,161	$93,284
2	7-day net yield.
3	At June 30, 2017, the cost of investments for federal tax purposes was $31,105,716. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) futures contracts; and (b) swap contracts was $157,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $321,003 and net unrealized depreciation from investments for those securities having an excess of cost over value of $163,563.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
6	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Mangement Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service
2

evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.
The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$29,418,995	$—	$29,418,995
Investment Companies[1]	683,260	—	—	1,844,161
TOTAL SECURITIES	$683,260	$29,418,995	$—	$31,263,156
Other Financial Instruments[2]
Assets
Futures Contracts	$9,575	$—	$—	$9,575
Swap Contracts	—	22,039	—	22,039
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,575	$22,039	$—	$31,614
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $1,160,901 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and swap contracts.
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Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017